Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
April 30, 2026
REI-NPRT3-0626
1.800347.122
Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.2898% 3/20/2050 (d)(f)(g)(i)	2,250,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 0% 12/28/2035 (d)(f)(g)(i)	500,000	0
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		0
UNITED STATES - 1.6%
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (i)	5,000,000	5,132,173
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (i)	4,743,000	4,970,109
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (i)	1,861,926	1,810,332
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (i)	4,261,093	3,849,315
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (i)	18,728,334	18,506,913
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (i)	6,571,831	6,089,164
Lmdv Issuer CO LLC Series 2025-1A Class C, 7.88% 12/15/2055 (i)	3,727,000	3,761,719
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (i)	7,453,000	7,499,441
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (i)	6,878,000	6,607,985
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (i)	5,421,000	5,527,038
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (i)	2,033,000	2,020,760
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (i)	1,355,000	1,356,519
TOTAL UNITED STATES		67,131,468
TOTAL ASSET-BACKED SECURITIES (Cost $70,204,895)		67,131,468

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 10/6/2032 (e)(f)(g)	6,580,650	6,580,650
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.41% 1/25/2031 (e)(f)(g)	17,220,424	17,290,339
TOTAL COMMUNICATION SERVICES		23,870,989
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 2/6/2031 (e)(f)(g)	2,946,300	2,848,719
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 8/2/2028 (e)(f)(g)	453,245	453,499
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6579% 1/17/2031 (e)(f)(g)	2,665,300	2,665,433
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4043% 11/8/2030 (e)(f)(g)	9,145,000	9,183,409
TOTAL CONSUMER DISCRETIONARY		15,151,060
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (e)(f)(g)	6,690,437	6,685,018
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (e)(f)(g)(h)	6,675,500	4,296,685
TOTAL ENERGY		10,981,703
Financials - 0.3%
Financial Services - 0.3%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6547% 1/9/2027 (d)(e)(f)(g)	11,444,659	11,158,543
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 1/31/2030 (e)(f)(g)	1,500,791	1,506,420
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 1/31/2030 (e)(f)(g)	1,315,775	1,319,064
TOTAL REAL ESTATE		2,825,484
TOTAL UNITED STATES		63,987,779
TOTAL BANK LOAN OBLIGATIONS (Cost $66,324,472)		63,987,779

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.8616% 2/25/2042 (d)(g)(i)	16,288	5,751
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B3, 3.9156% 6/25/2043 (d)(g)(i)	27,119	21,330
TOTAL UNITED STATES		27,081
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,851)		27,081

Commercial Mortgage Securities - 18.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.8%
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2047% 4/15/2042 (f)(g)(i)	4,743,000	4,748,929
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.906% 7/15/2049 (g)	2,053,000	1,983,298
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (i)	7,707,393	3,700,585
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)(g)(i)	1,355,000	819,398
BANK Series 2021-BN38 Class C, 3.2182% 12/15/2064 (g)	2,375,000	1,958,857
BANK Series 2022-BNK41 Class C, 3.7892% 4/15/2065 (g)	3,004,000	2,639,991
BANK Series 2022-BNK42 Class C, 4.7228% 6/15/2055 (g)	4,404,000	3,943,543
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (i)	1,355,000	980,771
BANK Series 2022-BNK44 Class AS, 5.7433% 11/15/2055 (g)	3,388,000	3,453,459
BANK Series 2023-5YR3 Class AS, 7.3151% 9/15/2056 (g)	1,016,000	1,070,597
BANK Series 2023-5YR3 Class B, 7.3151% 9/15/2056 (g)	1,355,000	1,418,061
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	955,000	994,487
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	3,388,000	3,555,934
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (g)	2,710,000	2,733,234
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	765,000	632,219
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5862% 4/15/2053 (g)	1,401,000	1,195,019
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (g)	3,557,000	2,972,670
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	1,355,000	1,274,611
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (i)	1,355,000	999,713
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.4149% 12/15/2056 (g)	1,694,000	1,782,827
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2962% 9/15/2056 (g)	4,743,000	5,030,062
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.2962% 9/15/2056 (g)	4,743,000	4,875,588
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.1224% 11/15/2056 (g)	6,776,000	7,423,096
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.1224% 11/15/2056 (g)	6,776,000	7,238,783
BBCMS Mortgage Trust Series 2025-C32 Class A5, 5.72% 2/15/2062	3,388,000	3,559,601
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.0747% 12/15/2062 (d)(g)(i)	2,322,000	11,610
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.0747% 12/15/2062 (d)(g)(i)	3,483,000	8,707
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	339,000	298,282
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.4423% 5/15/2055 (g)	4,743,000	3,803,748
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.1185% 7/15/2055 (g)	1,355,000	1,227,451
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (i)	2,594,000	1,834,487
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (i)	3,388,000	3,391,565
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.3456% 11/15/2041 (f)(g)(i)	4,767,000	4,769,979
BFLD Trust Series 2025-EWEST Class E, CME Term SOFR 1 month Index + 3%, 6.6547% 6/15/2042 (f)(g)(i)	3,388,000	3,361,139
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.1174% 8/15/2056 (g)	2,372,000	2,472,017
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.2439% 11/15/2056 (g)	6,776,000	7,093,591
BMO Mortgage Trust Series 2023-C5 Class B, 6.481% 6/15/2056 (g)	3,219,000	3,321,274
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (g)	3,388,000	3,645,948
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 5.7711% 11/5/2039 (g)(i)	3,792,000	3,886,905
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (g)(i)	3,178,000	3,164,547
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.2955% 11/15/2042 (f)(g)(i)	6,776,000	6,727,148
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (g)(i)	22,036,000	20,183,700
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5441% 6/15/2041 (f)(g)(i)	9,232,309	9,094,139
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5926% 6/15/2041 (f)(g)(i)	5,363,605	5,309,288
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6547% 2/15/2035 (g)(i)	10,164,000	10,075,065
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3547% 2/15/2035 (f)(g)(i)	6,776,000	6,749,858
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.596% 3/15/2030 (f)(g)(i)	15,541,097	15,541,097
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5944% 3/15/2042 (f)(g)(i)	10,164,000	10,022,734
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (g)(i)	14,160,990	12,655,177
BX Commercial Mortgage 2024-KING Trust Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3427% 5/15/2034 (f)(g)(i)	1,337,393	1,337,393
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.4147% 11/13/2046 (g)(i)	4,436,000	4,453,617
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 7.3467% 11/13/2046 (g)(i)	6,776,000	7,080,454
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3449% 4/15/2040 (f)(g)(i)	11,518,888	11,518,888
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.3013% 4/15/2034 (f)(g)(i)	3,511,000	3,457,608
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 6.9885% 12/15/2038 (f)(g)(i)	4,469,499	4,468,102
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7156% 10/15/2036 (f)(g)(i)	11,676,000	11,605,650
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3431% 3/15/2041 (f)(g)(i)	2,419,200	2,420,599
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7547% 3/15/2043 (f)(g)(i)	1,355,000	1,348,225
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6547% 3/15/2043 (f)(g)(i)	6,010,000	5,972,635
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0645% 11/15/2038 (f)(g)(i)	7,762,037	7,726,820
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3547% 1/15/2039 (f)(g)(i)	10,164,000	10,160,825
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0047% 1/15/2039 (f)(g)(i)	4,201,000	4,180,573
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8547% 1/15/2039 (f)(g)(i)	7,684,000	7,674,649
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9537% 1/15/2039 (f)(g)(i)	2,251,874	2,245,562
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3434% 4/15/2041 (f)(g)(i)	8,695,281	8,654,432
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5949% 11/15/2041 (f)(g)(i)	2,543,048	2,546,204
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5935% 11/15/2041 (f)(g)(i)	8,553,691	8,522,513
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8428% 2/15/2039 (f)(g)(i)	2,707,632	2,707,053
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6047% 6/15/2040 (f)(g)(i)	2,109,085	2,109,084
BX Trust Series 2025-OMG Class E, CME Term SOFR 1 month Index + 2.95%, 6.605% 10/15/2042 (f)(g)(i)	6,098,000	6,086,414
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.255% 10/15/2042 (d)(f)(g)(i)	5,421,000	5,410,700
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9547% 6/15/2035 (f)(g)(i)	3,049,000	3,049,032
BX Trust Series 2026-ALOHA Class E, CME Term SOFR 1 month Index + 2.95%, 6.65% 4/15/2043 (f)(g)(i)	1,762,000	1,762,000
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5547% 2/15/2036 (f)(g)(i)	1,355,000	1,341,846
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.85% 4/15/2043 (f)(g)(i)	9,147,000	9,172,726
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.47% 4/15/2041 (f)(g)(i)	10,055,000	10,051,738
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (g)(i)	3,899,000	3,068,995
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (d)(i)	1,555,707	84,958
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (i)	1,355,000	859,599
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.3597% 7/10/2028 (g)(i)	3,388,000	3,471,882
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 6.0475% 6/12/2040 (g)(i)	3,388,000	3,435,302
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 6/12/2040 (g)(i)	6,606,000	6,640,005
COMM Mortgage Trust Series 2012-CR1 Class D, 5.0972% 5/15/2045 (g)(i)	769,606	716,511
COMM Mortgage Trust Series 2014-UBS2 Class D, 5.3468% 3/10/2047 (d)(g)(i)	340,644	150,384
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2793% 2/10/2048 (g)	1,755,000	1,548,559
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (g)	2,033,000	1,840,867
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (d)(i)	1,876,000	1,397,336
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (i)	1,876,000	1,676,319
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.001% 9/15/2033 (f)(g)(i)	2,890,000	177,399
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0073% 9/15/2033 (f)(g)(i)	2,890,000	80,005
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5432% 8/15/2041 (f)(g)(i)	6,911,000	6,851,065
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0861% 6/15/2034 (f)(i)	4,824,000	2,069,187
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.0418% 1/15/2041 (g)(i)	5,963,000	5,999,726
ELP Series 2025-ELP Class E, 6.02% 11/13/2042 (g)(i)	10,140,000	10,000,225
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (g)(i)	3,388,000	3,425,332
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0047% 10/15/2042 (f)(g)(i)	5,221,146	5,243,988
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7547% 10/15/2042 (f)(g)(i)	3,915,137	3,934,713
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4047% 2/15/2043 (g)(i)	12,614,787	12,677,804
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3047% 12/15/2039 (f)(g)(i)	2,118,000	2,137,631
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.5575% 8/10/2044 (g)(i)	4,571,033	4,452,854
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.5575% 8/10/2044 (g)(i)	1,852,635	1,454,663
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.5575% 8/10/2044 (g)(i)	5,514,000	1,847,499
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (d)(i)	5,351,000	16,053
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.2475% 11/10/2045 (g)(i)	977,329	938,148
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 6.552% 7/15/2035 (f)(g)(i)	2,580,000	1,870
GS Mortgage Securities Trust Series 2024-RVR Class A, 4.8518% 8/10/2041 (g)(i)	2,914,000	2,924,117
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.111% 11/25/2041 (f)(g)(i)	2,710,000	2,706,471
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (g)(i)	13,735,000	13,549,958
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6912% 6/15/2045 (g)(i)	2,105,903	2,048,011
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (i)	5,551,000	4,746,041
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (i)	2,740,000	1,868,481
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 3.6068% 4/15/2046 (d)(g)	1,130,942	8,504
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (g)(i)	5,530,000	13,769
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (g)(i)	3,414,000	547,891
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (d)(i)	1,355,000	304,916
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (g)(i)	4,434,000	4,360,368
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (i)	5,528,806	5,380,377
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.4964% 1/15/2048 (g)(i)	1,625,000	1,436,939
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2554% 6/15/2051 (g)(i)	1,151,000	940,354
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.07% 8/15/2038 (f)(g)(i)	4,031,890	3,993,849
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.72% 8/15/2038 (f)(g)(i)	2,617,505	2,595,190
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6547% 3/15/2042 (f)(g)(i)	3,165,663	3,157,454
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (i)	3,727,000	3,761,469
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9695% 7/15/2038 (f)(g)(i)	2,156,000	2,154,653
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.7195% 7/15/2038 (f)(g)(i)	2,355,000	2,347,927
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9139% 1/15/2039 (f)(g)(i)	2,333,600	2,332,871
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6122% 1/15/2027 (f)(g)(i)	7,818,400	7,829,577
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1547% 9/15/2040 (f)(g)(i)	3,557,000	3,561,416
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (i)	2,846,000	2,874,767
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (g)(i)	1,694,000	228,707
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.6006% 10/15/2046 (g)(i)	3,842,988	3,662,752
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7042% 5/15/2046 (g)	2,237,000	2,067,292
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7922% 5/15/2046 (g)(i)	1,512,000	1,376,139
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2129% 6/15/2044 (g)(i)	903,594	894,730
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2129% 6/15/2044 (g)(i)	1,990,000	1,497,256
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.496% 6/15/2044 (g)(i)(k)	17,481,156	66,846
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.941% 7/15/2049 (g)(i)	387,243	384,727
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.941% 7/15/2049 (d)(g)(i)	3,811,050	3,753,251
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.941% 7/15/2049 (g)(i)	3,421,500	3,356,438
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.028% 5/15/2048 (g)(i)	3,519,000	2,903,527
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (d)(i)	2,010,000	1,482,424
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,673,594	1,591,344
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	1,874,000	1,636,068
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (i)	5,844,874	6,097,771
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (g)(i)	9,193,000	8,858,618
MSJP Series 2015-HAUL Class E, 4.8542% 9/5/2047 (g)(i)	1,016,000	860,053
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	9,392,000	9,800,800
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.9055% 5/15/2056 (g)	2,541,000	2,654,365
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	6,776,000	7,271,644
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8731% 12/15/2056 (g)	6,776,000	7,274,802
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (g)(i)	3,388,000	3,401,798
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (g)(i)	12,707,000	12,675,841
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (g)(i)	1,548,000	1,537,171
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (g)(i)	3,110,000	3,073,236
PCY Series 2026-FCMT Class B, 5.3466% 4/5/2041 (g)(i)	678,000	678,118
PCY Series 2026-FCMT Class C, 5.6846% 4/5/2041 (g)(i)	4,404,000	4,413,999
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3695% 7/15/2038 (d)(f)(g)(i)	339,000	115,752
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.1195% 7/15/2038 (f)(g)(i)	4,028,000	751,032
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (i)	9,398,000	8,062,544
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (g)(i)	8,131,000	8,116,768
PRM5 Trust Series 2025-PRM5 Class E, 6.4099% 3/10/2033 (g)(i)	6,776,000	6,771,347
Prm7 Trust Series 2025-PRM7 Class B, 4.8075% 11/10/2042 (g)(i)	2,710,000	2,646,514
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (i)	1,032,241	1,047,032
Ride Series 2025-SHRE Class E, 7.2881% 2/14/2047 (g)(i)	7,846,000	8,002,955
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (i)	9,061,000	9,482,599
SCG Trust Series 2025-SNIP Class E, 7.0547% 9/15/2042 (g)(i)	2,033,000	2,038,083
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.595% 11/15/2034 (f)(g)(i)	2,654,400	2,654,393
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8432% 11/15/2034 (f)(g)(i)	3,104,500	3,093,847
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (g)(i)	3,388,000	3,071,882
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2547% 10/15/2041 (f)(g)(i)	6,353,000	6,372,853
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.005% 1/15/2039 (f)(g)(i)	9,903,000	9,704,940
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.685% 11/15/2036 (f)(g)(i)	7,367,000	7,343,377
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.672% 11/15/2036 (f)(g)(i)	3,378,000	3,373,777
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.32% 11/15/2036 (f)(g)(i)	10,355,000	10,342,056
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.969% 11/15/2036 (f)(g)(i)	6,218,000	6,210,228
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.9889% 2/12/2041 (g)(i)	4,065,000	3,575,508
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (g)(i)	2,176,000	1,744,319
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8936% 2/15/2042 (f)(g)(i)	13,145,000	13,019,904
Texas Coml Mortgage Trust Series 2025-TWR Class D, CME Term SOFR 1 month Index + 3.0906%, 6.7453% 4/15/2042 (f)(g)(i)	1,016,000	1,014,775
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (g)(i)	3,183,945	3,024,684
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (d)(g)(i)	1,505,350	436,546
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6695% 7/15/2039 (f)(g)(i)	4,530,000	3,939,206
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7695% 7/15/2039 (f)(g)(i)	542,000	449,633
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.449% 7/13/2044 (g)(i)	4,743,000	4,775,224
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 5.811% 7/13/2044 (g)(i)	3,388,000	3,423,063
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	598,000	509,319
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.2613% 7/15/2035 (g)(i)	3,557,000	3,579,850
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class B, 5.967% 10/15/2058	4,743,000	4,829,314
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.4642% 3/15/2044 (g)(i)	341,141	122,806
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2963% 3/15/2045 (g)(i)	3,203,000	2,290,177
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0879% 5/15/2045 (g)(i)	1,978,303	1,867,043
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (g)(i)	6,776,000	6,955,896
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (g)(i)	4,557,000	2,278,592
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (d)(g)(i)	1,722,000	378,874
TOTAL UNITED STATES		769,260,809
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $814,461,545)		769,260,809

Common Stocks - 24.1%
	Shares	Value ($)
UNITED STATES - 24.1%
Financials - 0.5%
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Dynex Capital Inc	776,235	10,572,321
MFA Financial Inc	768,839	7,880,600
Rithm Capital Corp (c)	261,342	2,555,925
Rithm Property Trust Inc	144,015	2,095,417
TOTAL FINANCIALS		23,104,263
Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp	39,909	903,540
Real Estate - 23.6%
Health Care REITs - 3.0%
CareTrust REIT Inc	192,975	7,612,864
Sabra Health Care REIT Inc	701,278	14,488,403
Ventas Inc	392,716	34,504,028
Welltower Inc	311,754	67,756,614
		124,361,909
Industrial REITs - 2.9%
Americold Realty Trust Inc	539,218	6,594,636
EastGroup Properties Inc	33,811	6,802,773
First Industrial Realty Trust Inc	187,554	11,630,224
LXP Industrial Trust	369,182	18,798,747
Prologis Inc	474,191	67,344,606
Rexford Industrial Realty Inc	171,157	6,142,825
Terreno Realty Corp	42,435	2,766,762
		120,080,573
Office REITs - 0.4%
Easterly Government Properties Inc (c)	126,220	2,954,810
Postal Realty Trust Inc Class A	595,254	13,024,158
		15,978,968
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	172,715	1,307,452
Zillow Group Inc Class C (b)	88,153	3,913,993
		5,221,445
Residential REITs - 6.4%
American Homes 4 Rent Class A	325,577	10,366,372
AvalonBay Communities Inc	127,656	23,361,048
Elme Communities	453,129	983,290
Equity LifeStyle Properties Inc	810,111	51,271,925
Equity Residential	396,520	25,924,478
Essex Property Trust Inc	52,919	13,928,810
Invitation Homes Inc	1,971,011	56,705,986
Mid-America Apartment Communities Inc	9,490	1,225,918
Sun Communities Inc	185,725	23,743,084
UDR Inc	1,056,279	38,385,179
UMH Properties Inc	1,016,249	15,802,672
		261,698,762
Retail REITs - 2.6%
Acadia Realty Trust	190,146	4,110,957
Brixmor Property Group Inc	75,482	2,271,253
Curbline Properties Corp (c)	93,247	2,573,617
Federal Realty Investment Trust	93,303	10,347,303
InvenTrust Properties Corp	243,658	7,826,295
Kimco Realty Corp	648,579	15,332,408
Kite Realty Group Trust	734,700	19,219,752
Macerich Co/The	243,183	5,284,367
NNN REIT Inc	333,843	14,618,985
Realty Income Corp	148,649	9,549,212
Retail Value Inc (b)(d)	274,131	2
Simon Property Group Inc	73,653	15,003,853
SITE Centers Corp	200,875	1,102,803
		107,240,807
Specialized REITs - 8.2%
American Tower Corp	486,163	88,826,843
Crown Castle Inc	129,831	11,526,396
CubeSmart	116,476	4,714,948
Digital Realty Trust Inc	151,100	30,362,034
Equinix Inc	83,139	90,025,404
Extra Space Storage Inc	91,913	13,173,890
Gaming and Leisure Properties Inc	339,566	16,455,368
Lamar Advertising Co Class A	96,894	13,355,869
Public Storage	67,080	20,288,346
SBA Communications Corp Class A	34,489	7,628,967
VICI Properties Inc	1,081,756	31,587,275
Weyerhaeuser Co	99,943	2,450,602
		330,395,942
TOTAL REAL ESTATE		964,978,406
TOTAL UNITED STATES		988,986,209
TOTAL COMMON STOCKS (Cost $845,717,423)		988,986,209

Convertible Preferred Stocks - 3.3%
	Shares	Value ($)
UNITED STATES - 3.3%
Financials - 3.0%
Mortgage Real Estate Investment Trusts (REITs) - 3.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.5936%, 0% (f)(g)	456,670	11,416,750
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (f)(g)	630,217	15,686,101
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 0% (f)(g)	780,595	19,889,561
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (f)(g)	130,767	3,348,942
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (f)(g)	424,574	10,393,572
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (f)(g)	524,234	11,999,716
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (f)(g)	202,381	5,223,454
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (f)(g)	694,217	17,397,078
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (f)(g)	693,802	17,761,331
Rithm Capital Corp CME Term SOFR 3 month Index + 6.0636%, 7.5% (f)(g)	232,214	5,984,155
TOTAL FINANCIALS		119,100,660
Real Estate - 0.3%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	21,401	538,235
Industrial REITs - 0.3%
LXP Industrial Trust 6.5%	298,204	13,675,636
TOTAL REAL ESTATE		14,213,871
TOTAL UNITED STATES		133,314,531
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $129,928,919)		133,314,531

Non-Convertible Corporate Bonds - 37.0%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (i)	6,775,000	7,227,157
UNITED STATES - 36.8%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.2%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (i)	6,320,000	6,257,149
Cipher Compute LLC 7.125% 11/15/2030 (i)	2,470,000	2,560,178
Flash Compute LLC 7.25% 12/31/2030 (i)	6,385,000	6,513,147
Hut 8 DC LLC 6.192% 11/15/2042 (i)	6,437,000	6,490,276
Meridian Arc Holdco LLC 6.25% 4/30/2031 (i)	9,590,000	9,587,817
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (i)	6,194,000	6,192,755
Uniti Services LLC 7.5% 10/15/2033 (i)	3,390,000	3,569,182
WULF Compute LLC 7.75% 10/15/2030 (i)	7,510,000	7,892,974
		49,063,478
Media - 0.1%
Lamar Media Corp 3.75% 2/15/2028	1,355,000	1,328,690
Lamar Media Corp 4% 2/15/2030	3,980,000	3,816,288
		5,144,978
TOTAL COMMUNICATION SERVICES		54,208,456
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.9%
Choice Hotels International Inc 5.85% 8/1/2034	4,745,000	4,797,054
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (i)	12,035,000	11,017,843
Hilton Domestic Operating Co Inc 4% 5/1/2031 (i)	8,130,000	7,699,278
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (i)	6,340,000	6,293,145
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (i)	8,475,000	8,531,910
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (i)	5,285,000	5,351,475
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (i)	12,375,000	11,452,029
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	2,035,000	2,030,027
Hyatt Hotels Corp 5.5% 6/30/2034	3,390,000	3,444,883
Las Vegas Sands Corp 6% 6/14/2030	6,775,000	6,985,485
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (i)	10,815,000	10,341,710
Times Square Hotel Trust 8.528% 8/1/2026 (i)	244,281	244,500
		78,189,339
Household Durables - 1.1%
Century Communities Inc 3.875% 8/15/2029 (i)	8,810,000	8,342,861
Century Communities Inc 6.625% 9/15/2033 (i)	6,580,000	6,546,962
LGI Homes Inc 4% 7/15/2029 (i)	9,020,000	8,182,054
LGI Homes Inc 7% 11/15/2032 (i)	2,645,000	2,534,872
M/I Homes Inc 3.95% 2/15/2030	11,565,000	10,993,181
Tri Pointe Homes Inc 5.25% 6/1/2027	7,763,000	7,750,677
		44,350,607
TOTAL CONSUMER DISCRETIONARY		122,539,946
Financials - 0.1%
Financial Services - 0.1%
Rexford Industrial Realty LP 2.15% 9/1/2031	3,390,000	2,938,081
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sabra Health Care LP 3.2% 12/1/2031	9,485,000	8,574,968
Sabra Health Care LP 3.9% 10/15/2029	669,000	650,146
TOTAL HEALTH CARE		9,225,114
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Williams Scotsman Inc 6.625% 4/15/2030 (i)	2,370,000	2,440,912
Williams Scotsman Inc 6.625% 6/15/2029 (i)	3,390,000	3,479,571
TOTAL INDUSTRIALS		5,920,483
Information Technology - 0.2%
IT Services - 0.2%
Beignet Investor LLC 6.581% 5/30/2049 (i)	6,395,000	6,604,380
Real Estate - 31.9%
Diversified REITs - 5.8%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	3,390,000	3,458,362
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (i)	3,440,000	3,362,450
Global Net Lease Inc 4.5% 9/30/2028 (i)	9,085,000	8,867,564
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	2,035,000	1,955,742
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,355,000	1,284,318
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	6,775,000	6,663,247
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	13,003,000	13,106,751
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	11,520,000	11,463,989
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037	4,515,000	4,419,990
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	14,905,000	14,678,752
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	13,215,000	14,027,564
Safehold GL Holdings LLC 2.8% 6/15/2031	4,745,000	4,297,922
Safehold GL Holdings LLC 2.85% 1/15/2032	12,365,000	11,066,857
Safehold GL Holdings LLC 6.1% 4/1/2034	15,185,000	15,975,784
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (i)	12,220,000	11,807,586
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (i)	8,570,000	8,420,160
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (i)	17,615,000	17,329,398
VICI Properties LP 5.125% 5/15/2032	19,650,000	19,481,040
VICI Properties LP 5.625% 4/1/2035	13,550,000	13,592,775
VICI Properties LP 5.625% 5/15/2052	16,488,000	14,986,365
VICI Properties LP 5.75% 4/1/2034	390,000	395,943
VICI Properties LP 6.125% 4/1/2054	15,947,000	15,450,896
WP Carey Inc 2.25% 4/1/2033	3,390,000	2,829,467
WP Carey Inc 2.45% 2/1/2032	1,355,000	1,189,136
WP Carey Inc 3.85% 7/15/2029	2,035,000	1,989,076
WP Carey Inc 5.375% 6/30/2034	4,745,000	4,781,571
XHR LP 4.875% 6/1/2029 (i)	6,775,000	6,649,718
		233,532,423
Health Care REITs - 2.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (i)	14,815,000	14,433,546
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	10,840,000	7,769,871
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	13,440,000	11,121,381
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	8,130,000	7,926,718
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (i)	4,260,000	4,425,710
Omega Healthcare Investors Inc 3.25% 4/15/2033	12,195,000	10,793,408
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,390,000	3,146,929
Ventas Realty LP 2.5% 9/1/2031	1,015,000	904,626
Ventas Realty LP 4.375% 2/1/2045	2,035,000	1,685,256
Ventas Realty LP 4.4% 1/15/2029	6,775,000	6,737,904
Ventas Realty LP 5% 1/15/2035	3,390,000	3,336,846
Ventas Realty LP 5% 2/15/2036	16,000,000	15,688,554
Ventas Realty LP 5.625% 7/1/2034	3,390,000	3,488,130
Ventas Realty LP 5.7% 9/30/2043	2,035,000	2,002,359
Welltower OP LLC 4.125% 3/15/2029	2,035,000	2,021,676
Welltower OP LLC 5.125% 7/1/2035	12,685,000	12,718,592
		108,201,506
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (i)	4,745,000	4,615,663
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (i)	2,110,000	2,154,169
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (i)	5,420,000	5,561,527
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (i)	3,780,000	3,893,449
RLJ Lodging Trust LP 3.75% 7/1/2026 (i)	2,710,000	2,703,575
RLJ Lodging Trust LP 4% 9/15/2029 (i)	3,275,000	3,094,540
		22,022,923
Industrial REITs - 1.3%
Lineage OP LP 5.25% 7/15/2030	7,115,000	7,112,323
LXP Industrial Trust 2.375% 10/1/2031	5,080,000	4,423,297
LXP Industrial Trust 2.7% 9/15/2030	2,997,000	2,735,533
LXP Industrial Trust 6.75% 11/15/2028	167,000	174,563
Prologis LP 5% 1/31/2035	3,390,000	3,378,879
Prologis LP 5% 3/15/2034	10,554,000	10,559,920
Prologis LP 5.125% 1/15/2034	3,390,000	3,423,276
Prologis LP 5.25% 3/15/2054	5,420,000	5,043,450
Prologis LP 5.25% 5/15/2035	7,940,000	8,050,286
Prologis LP 5.25% 6/15/2053	10,500,000	9,784,949
		54,686,476
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	5,420,000	5,010,659
Boston Properties LP 6.75% 12/1/2027	27,000	27,875
Hudson Pacific Properties LP 4.65% 4/1/2029	4,065,000	3,637,789
		8,676,323
Real Estate Management & Development - 3.9%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	16,535,000	15,903,636
Americold Realty Operating Partnership LP 5.6% 5/15/2032	6,775,000	6,752,428
CBRE Services Inc 5.5% 6/15/2035	3,390,000	3,437,535
CBRE Services Inc 5.95% 8/15/2034	11,350,000	11,844,770
CoStar Group Inc 2.8% 7/15/2030 (i)	1,355,000	1,230,330
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (i)	7,565,000	7,565,629
Essex Portfolio LP 2.55% 6/15/2031	1,355,000	1,216,119
Essex Portfolio LP 2.65% 3/15/2032	2,035,000	1,798,716
Essex Portfolio LP 4.5% 3/15/2048	2,560,000	2,088,685
Essex Portfolio LP 4.875% 2/15/2036	6,400,000	6,189,275
Essex Portfolio LP 5.5% 4/1/2034	14,957,000	15,258,807
Extra Space Storage LP 2.35% 3/15/2032	8,130,000	7,037,117
Extra Space Storage LP 2.55% 6/1/2031	1,355,000	1,216,715
Extra Space Storage LP 5.35% 1/15/2035	11,975,000	12,038,371
Extra Space Storage LP 5.4% 2/1/2034	10,165,000	10,255,514
Extra Space Storage LP 5.4% 6/15/2035	16,375,000	16,479,625
Extra Space Storage LP 5.5% 7/1/2030	3,390,000	3,478,053
Extra Space Storage LP 5.9% 1/15/2031	6,100,000	6,353,145
Forestar Group Inc 5% 3/1/2028 (i)	3,390,000	3,363,684
Kennedy-Wilson Inc 4.75% 2/1/2030	5,510,000	5,420,078
Kennedy-Wilson Inc 4.75% 3/1/2029	8,180,000	8,090,517
Kennedy-Wilson Inc 5% 3/1/2031	4,715,000	4,695,999
Tanger Properties LP 2.75% 9/1/2031	3,390,000	3,033,230
Taylor Morrison Communities Inc 5.125% 8/1/2030 (i)	3,200,000	3,187,057
Taylor Morrison Communities Inc 5.75% 11/15/2032 (i)	3,195,000	3,229,126
		161,164,161
Residential REITs - 3.6%
American Homes 4 Rent LP 2.375% 7/15/2031	6,100,000	5,384,197
American Homes 4 Rent LP 3.375% 7/15/2051	1,645,000	1,074,008
American Homes 4 Rent LP 3.625% 4/15/2032	18,295,000	17,044,388
American Homes 4 Rent LP 4.3% 4/15/2052	5,760,000	4,423,018
American Homes 4 Rent LP 4.9% 2/15/2029	8,810,000	8,863,327
American Homes 4 Rent LP 4.95% 6/15/2030	28,000	28,168
American Homes 4 Rent LP 5.25% 3/15/2035	6,775,000	6,706,692
American Homes 4 Rent LP 5.5% 2/1/2034	16,940,000	17,177,372
American Homes 4 Rent LP 5.5% 7/15/2034	32,000	32,153
ERP Operating LP 4.65% 9/15/2034	3,390,000	3,309,005
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,715,000	22,545,580
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	3,390,000	3,271,388
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	22,360,000	22,649,764
Sun Communities Operating LP 2.7% 7/15/2031	12,195,000	10,983,565
Sun Communities Operating LP 4.2% 4/15/2032	12,494,000	12,003,156
UDR Inc 3% 8/15/2031	1,015,000	933,428
UDR Inc 5.125% 9/1/2034	10,165,000	10,111,112
		146,540,321
Retail REITs - 5.4%
Agree LP 2.6% 6/15/2033	4,135,000	3,518,737
Agree LP 2.9% 10/1/2030	1,015,000	942,409
Agree LP 4.8% 10/1/2032	873,000	861,723
Agree LP 5.625% 6/15/2034	4,997,000	5,119,664
Brixmor Operating Partnership LP 2.5% 8/16/2031	6,100,000	5,445,815
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,710,000	2,641,877
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,267,000	1,251,346
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	29,525
Brixmor Operating Partnership LP 5.5% 2/15/2034	6,775,000	6,893,025
Kimco Realty OP LLC 4.6% 2/1/2033	6,100,000	6,022,372
Kimco Realty OP LLC 5.3% 2/1/2036	6,395,000	6,477,636
Kimco Realty OP LLC 6.4% 3/1/2034	2,319,000	2,520,325
Kite Realty Group LP 5.2% 8/15/2032	12,195,000	12,302,553
Kite Realty Group LP 5.5% 3/1/2034	9,492,000	9,609,669
NNN REIT Inc 3.5% 4/15/2051	8,130,000	5,606,323
NNN REIT Inc 5.5% 6/15/2034	15,500,000	15,756,131
NNN REIT Inc 5.6% 10/15/2033	3,179,000	3,260,191
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	11,180,000	9,958,714
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	16,616,000	16,130,625
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	6,775,000	6,881,443
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	14,572,000	15,015,005
Realty Income Corp 3.4% 1/15/2030	4,745,000	4,561,313
Realty Income Corp 4% 7/15/2029	2,035,000	2,009,901
Realty Income Corp 5.125% 2/15/2034	2,370,000	2,387,881
Realty Income Corp 5.125% 4/15/2035	16,370,000	16,401,297
Regency Centers LP 5.25% 1/15/2034	3,390,000	3,430,106
Simon Property Group LP 3.25% 9/13/2049	3,200,000	2,170,160
Simon Property Group LP 4.75% 9/26/2034	12,195,000	11,929,666
Simon Property Group LP 5.125% 10/1/2035	16,335,000	16,323,721
Simon Property Group LP 5.85% 3/8/2053	12,875,000	12,853,339
Simon Property Group LP 6.25% 1/15/2034	3,390,000	3,653,134
Simon Property Group LP 6.65% 1/15/2054	10,165,000	11,249,170
		223,214,796
Specialized REITs - 8.6%
American Tower Corp 2.7% 4/15/2031	1,355,000	1,232,209
American Tower Corp 3.8% 8/15/2029	15,585,000	15,237,413
American Tower Corp 4.05% 3/15/2032	14,905,000	14,344,855
American Tower Corp 5.4% 1/31/2035	10,165,000	10,293,776
American Tower Corp 5.45% 2/15/2034	19,650,000	20,041,307
American Tower Corp 5.55% 7/15/2033	12,365,000	12,736,585
American Tower Corp 5.65% 3/15/2033	13,550,000	14,054,409
American Tower Corp 5.9% 11/15/2033	5,420,000	5,684,305
Crown Castle Inc 2.1% 4/1/2031	6,100,000	5,347,205
Crown Castle Inc 2.25% 1/15/2031	9,485,000	8,409,158
Crown Castle Inc 2.5% 7/15/2031	3,390,000	3,003,478
Crown Castle Inc 2.9% 4/1/2041	21,750,000	15,604,590
Crown Castle Inc 3.8% 2/15/2028	1,355,000	1,336,436
Crown Castle Inc 4.75% 5/15/2047	3,390,000	2,818,482
Crown Castle Inc 5% 1/11/2028	2,035,000	2,050,661
Crown Castle Inc 5.1% 5/1/2033	20,325,000	20,158,332
Crown Castle Inc 5.2% 2/15/2049	10,165,000	8,921,306
Crown Castle Inc 5.2% 9/1/2034	20,325,000	20,219,441
Crown Castle Inc 5.6% 6/1/2029	3,390,000	3,475,094
Crown Castle Inc 5.8% 3/1/2034	24,395,000	25,087,622
CubeSmart LP 2.5% 2/15/2032	6,775,000	5,952,438
CubeSmart LP 4.375% 2/15/2029	8,130,000	8,080,033
CubeSmart LP 5.125% 11/1/2035	6,775,000	6,699,649
EPR Properties 3.6% 11/15/2031	1,355,000	1,243,796
EPR Properties 4.95% 4/15/2028	5,420,000	5,421,035
Equinix Inc 3% 7/15/2050	10,650,000	6,674,648
Equinix Inc 3.2% 11/18/2029	6,775,000	6,465,429
Equinix Inc 3.9% 4/15/2032	18,970,000	17,999,995
Iron Mountain Inc 4.5% 2/15/2031 (i)	3,050,000	2,930,975
Iron Mountain Inc 4.875% 9/15/2027 (i)	2,035,000	2,030,452
Iron Mountain Inc 5.25% 7/15/2030 (i)	3,390,000	3,354,919
Iron Mountain Inc 6.25% 1/15/2033 (i)	14,490,000	14,714,407
Millrose Properties Inc 6.25% 9/15/2032 (i)	6,580,000	6,608,829
Millrose Properties Inc 6.375% 8/1/2030 (i)	6,395,000	6,476,626
Public Storage Operating Co 5.1% 8/1/2033	3,390,000	3,452,151
Public Storage Operating Co 5.35% 8/1/2053	10,240,000	9,661,180
SBA Communications Corp 3.125% 2/1/2029	16,940,000	16,307,325
SBA Communications Corp 3.875% 2/15/2027	13,550,000	13,465,987
		347,596,538
TOTAL REAL ESTATE		1,305,635,467
TOTAL UNITED STATES		1,507,071,927
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,507,321,378)		1,514,299,084

Non-Convertible Preferred Stocks - 7.9%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% Series 1 (f)(g)	337,621	8,440,525
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (f)(g)	75,482	1,856,857

TOTAL CANADA		10,297,382
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(g)(i)	1,220,000	12
UNITED STATES - 7.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	45,940	1,190,075
Financials - 2.9%
Capital Markets - 0.2%
DigitalBridge Group Inc 7.125% Series J	198,194	3,435,693
DigitalBridge Group Inc Series H, 7.125%	100,564	1,742,774
DigitalBridge Group Inc Series I, 7.15%	96,668	1,665,590
		6,844,057
Mortgage Real Estate Investment Trusts (REITs) - 2.7%
AGNC Investment Corp 7.75% Series G (g)	216,825	5,420,625
AGNC Investment Corp CME Term SOFR 3 month Index + 5.3726%, 10.3713% (f)(g)	442,596	11,427,829
AGNC Investment Corp Series H, 8.75%	203,274	5,187,552
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (f)(g)	724,738	18,190,924
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (f)(g)	931,294	24,167,079
Arbor Realty Trust Inc Series D 6.375%	85,443	1,450,822
Arbor Realty Trust Inc Series F, 6.25% (g)	303,241	7,074,613
MFA Financial Inc 7.5%	143,330	2,986,997
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (f)(g)	534,306	12,721,826
Pennymac Mortgage Investment Trust 6.75%	147,509	2,703,840
Pennymac Mortgage Investment Trust 8.125% (g)	131,996	3,139,261
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (f)(g)	209,394	4,983,577
Rithm Capital Corp 7% Series D (g)	102,450	2,576,618
Two Harbors Investment Corp 7.625% Series B (g)	224,832	5,573,585
Two Harbors Investment Corp 8.125% Series A (g)	126,774	3,130,050
		110,735,198
TOTAL FINANCIALS		117,579,255
Real Estate - 4.8%
Diversified REITs - 1.0%
Armada Hoffler Properties Inc Series A 6.75%	172,817	3,700,012
CTO Realty Growth Inc 6.375%	81,310	1,686,369
Gladstone Commercial Corp Series E 6.625%	106,837	2,377,123
Gladstone Commercial Corp Series G, 6%	264,934	5,311,927
Global Net Lease Inc 6.875% Series B	199,208	4,322,814
Global Net Lease Inc 7.25% Series A	345,359	7,805,113
Global Net Lease Inc 7.375% Series E	257,371	5,888,648
Global Net Lease Inc 7.5%	488,863	11,380,731
		42,472,737
Health Care REITs - 0.3%
Global Medical REIT Inc 7.5% Series A	102,212	2,474,553
National Healthcare Properties Inc Series A, 7.375%	247,181	5,146,308
National Healthcare Properties Inc Series B, 7.125%	128,740	2,639,170
		10,260,031
Hotel & Resort REITs - 1.1%
Braemar Hotels & Resorts Inc 8.25% Series D	51,566	850,839
Pebblebrook Hotel Trust 6.3% Series F	190,872	3,794,535
Pebblebrook Hotel Trust 6.375%	451,810	9,045,236
Pebblebrook Hotel Trust 6.375% Series E	252,733	5,025,596
Pebblebrook Hotel Trust Series H, 5.7%	485,960	8,698,684
Summit Hotel Properties Inc Series E, 6.25%	310,062	5,692,739
Summit Hotel Properties Inc Series F, 5.875%	255,447	4,442,223
Sunstone Hotel Investors Inc Series H, 6.125%	121,964	2,536,851
Sunstone Hotel Investors Inc Series I, 5.7%	162,619	3,275,667
		43,362,370
Industrial REITs - 0.2%
Prologis Inc Series Q, 8.54%	63,283	3,360,327
Rexford Industrial Realty Inc 5.625% Series C	215,148	4,496,594
Rexford Industrial Realty Inc 5.875% Series B	100,553	2,176,972
		10,033,893
Office REITs - 0.5%
Hudson Pacific Properties Inc 4.75% Series C	464,955	6,616,310
Vornado Realty Trust 5.25% Series M	250,298	4,342,670
Vornado Realty Trust Series L, 5.4%	295,282	5,196,963
Vornado Realty Trust Series N 5.25%	212,557	3,634,725
		19,790,668
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	29,136	407,613
Brookfield Property Partners LP 6.5%	23,122	372,958
Seritage Growth Properties Series A, 7%	62,328	1,324,470
		2,105,041
Residential REITs - 0.6%
American Homes 4 Rent 5.875% Series G	298,054	6,783,709
American Homes 4 Rent Series H, 6.25%	278,924	6,611,893
UMH Properties Inc 6.375% Series D	572,233	12,551,931
		25,947,533
Retail REITs - 0.3%
Agree Realty Corp 4.25%	176,035	3,015,480
Cedar Realty Trust Inc 7.25%	21,300	451,613
Kimco Realty Corp 5.125%	33,201	660,036
Kimco Realty Corp Series M 5.25%	103,598	2,088,536
Regency Centers Corp 5.875%	46,905	1,052,548
Regency Centers Corp 6.25% Series A	190,620	4,393,791
Saul Centers Inc 6% Series E	52,066	1,148,576
Saul Centers Inc 6.125% Series D	39,147	794,684
		13,605,264
Specialized REITs - 0.7%
Digital Realty Trust Inc 5.25%	54,748	1,119,049
Digital Realty Trust Inc Series K 5.85%	28,865	661,009
Digital Realty Trust Inc Series L, 5.2%	120,010	2,402,600
EPR Properties 5.75%	33,879	671,482
National Storage Affiliates Trust Series A, 6%	370,213	8,548,218
Public Storage 4%	256,183	4,083,557
Public Storage 4%	62,919	990,345
Public Storage Operating Co 5.05% Series G	87,980	1,791,273
Public Storage Operating Co 5.15% Series F	17,482	359,605
Public Storage Series J, 4.7%	31,974	593,757
Public Storage Series K, 4.75%	1,101	20,577
Public Storage Series L, 4.625%	310,531	5,704,454
Public Storage Series MM, 4.125%	18,972	307,252
Public Storage Series S, 4.1%	67,758	1,096,108
		28,349,286
TOTAL REAL ESTATE		195,926,823
TOTAL UNITED STATES		314,696,153
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $360,465,811)		324,993,547

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (g)(j) (Cost $4,065,000)	4,065,000	4,306,903

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	209,420,698	209,462,582
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	3,196,633	3,196,953
TOTAL MONEY MARKET FUNDS (Cost $212,627,003)			212,659,535

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $4,011,135,297)	4,078,966,946
NET OTHER ASSETS (LIABILITIES) - 0.4%	16,953,313
NET ASSETS - 100.0%	4,095,920,259

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Non-income producing - Security is in default.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,021,153,470 or 24.9% of net assets.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	552,314,390	828,484,710	1,171,347,490	10,912,475	10,972	-	209,462,582	209,420,698	0.3%
Fidelity Securities Lending Cash Central Fund	-	92,312,108	89,115,228	8,023	73	-	3,196,953	3,196,633	0.0%
Total	552,314,390	920,796,818	1,260,462,718	10,920,498	11,045	-	212,659,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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